ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 17.3%
	CLO — 17.3%
1,500,000	AGL CLO 3 LTD Series 3A CR(a),(b)	TSFR3M + 1.800%	5.7050	04/15/38	$ 1,499,949
2,000,000	AIMCO CLO Series 2017-A Series AA D1R2(a),(b)	TSFR3M + 2.400%	6.2840	01/20/38	1,989,214
1,500,000	Allegro CLO XV Ltd. Series 1A D1AR(a),(b)	TSFR3M + 3.000%	6.8840	04/20/38	1,505,381
1,000,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	TSFR3M + 2.250%	6.1340	03/09/34	1,000,431
1,500,000	Dryden 109 CLO Ltd. Series 109A BR(a),(b)	TSFR3M + 1.570%	5.4750	04/15/38	1,500,956
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	7.0160	04/15/31	1,600,534
1,000,000	ICG US Clo 2021-3 Ltd. Series 3A CR(a),(b)	TSFR3M + 2.100%	5.9840	10/20/34	1,000,979
2,000,000	KKR CLO 27 LTD Series 27A D1R2(a),(b)	TSFR3M + 2.900%	6.8050	01/15/35	1,982,984
1,500,000	Madison Park Funding XLV Ltd. Series 45A CRR(a),(b)	TSFR3M + 1.900%	5.8050	07/15/34	1,499,946
2,000,000	Oaktree CLO 2020-1 Ltd. Series 1A CRR(a),(b)	TSFR3M + 1.750%	5.6550	01/15/38	1,999,932
2,000,000	Oaktree CLO 2025-29 Ltd. Series 29A C(a),(b)	TSFR3M + 1.850%	5.7550	04/15/38	1,999,930
1,000,000	OCP CLO Ltd. Series 23A CR(a),(b)	TSFR3M + 1.700%	5.5820	01/17/37	999,969
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	TSFR3M + 1.600%	5.5050	10/31/37	1,000,551
1,000,000	Octagon Investment Partners 46 Ltd. Series 2A DR(a),(b)	TSFR3M + 3.562%	7.4660	07/15/36	993,146
2,150,000	OZLM XXIV Ltd. Series 24A C2(a),(b)	TSFR3M + 4.522%	8.4060	07/20/32	2,157,704
1,750,000	Shackleton 2014-V-R CLO Ltd. Series 2014-5RA D(a),(b)	TSFR3M + 3.412%	7.6530	05/07/31	1,750,451
1,000,000	TCW CLO 2017-1 Ltd. Series 1A AJR4(a),(b)	TSFR3M + 1.500%	5.6210	03/24/38	1,002,343
2,000,000	Trimaran Cavu 2019-1 Ltd. Series 1A CR(a),(b)	TSFR3M + 1.950%	5.8340	01/20/37	1,999,944
2,000,000	Wind River 2021-3 CLO Ltd. Series 3A D1AR(a),(b)	TSFR3M + 3.000%	6.8840	04/20/38	1,999,921
					29,484,266
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(c)
41,552	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(d)		4.1950	11/25/36	39,213
1,691,692	BCAP, LLC Trust 2007-AA2 Series 2007-AA2 21IO(b),(e)		0.4200	04/25/37	31,114
					70,327
	TOTAL ASSET BACKED SECURITIES (Cost $29,612,572)				29,554,593

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
32,834	Fannie Mae Interest Strip Series 291 2(e)		8.0000	11/25/27	$ 1,359
56,773	Fannie Mae Interest Strip Series 343 6(e)		5.0000	10/25/33	5,814
68,615	Fannie Mae Interest Strip Series 346 2(e)		5.5000	12/25/33	10,447
42,880	Fannie Mae Interest Strip Series 355 12(b),(e)		6.0000	07/25/34	4,943
227,168	Fannie Mae Interest Strip Series 364 2(e)		4.5000	09/25/35	29,863
379,882	Fannie Mae Interest Strip Series 365 4(e)		5.0000	04/25/36	55,103
103,648	Fannie Mae Interest Strip Series 384 28(b),(e)		6.0000	05/25/36	16,567
60,599	Fannie Mae Interest Strip Series 370 2(e)		6.0000	06/25/36	11,464
547,678	Fannie Mae Interest Strip Series 378 4(e)		5.0000	07/25/36	92,065
408,174	Fannie Mae Interest Strip Series 371 2(e)		6.5000	07/25/36	75,197
102,278	Fannie Mae Interest Strip Series 377 2(e)		5.0000	10/25/36	16,832
1,202,957	Fannie Mae Interest Strip Series 395 7(e)		5.5000	11/25/36	219,183
64,664	Fannie Mae Interest Strip Series 383 20(e)		5.5000	07/25/37	9,954
319,164	Fannie Mae Interest Strip Series 385 3(e)		5.0000	01/25/38	48,810
357,274	Fannie Mae Interest Strip Series 407 40(e)		6.0000	01/25/38	68,290
646,643	Fannie Mae Interest Strip Series 398 C9(e)		6.0000	05/25/39	173,804
188,433	Fannie Mae Interest Strip Series 396 2(e)		4.5000	06/25/39	26,322
269,575	Fannie Mae Interest Strip Series 399 2(e)		5.5000	11/25/39	54,216
762,187	Fannie Mae Interest Strip Series 408 C4(e)		5.5000	11/25/40	133,978
291,352	Fannie Mae Interest Strip Series 409 C18(e)		4.0000	04/25/42	52,559
34,584	Fannie Mae REMICS Series 2001-32 SA(b),(e)	-1*SOFR30A + 7.836%	3.6530	07/25/31	1,939
288,203	Fannie Mae REMICS Series 2003-7 SN(b),(e)	-1*SOFR30A + 7.636%	3.4530	02/25/33	37,993
81,691	Fannie Mae REMICS Series 2003-43 IY(e)		6.0000	05/25/33	10,469
142,151	Fannie Mae REMICS Series 2004-62 TP(b),(e)	-5.5*SOFR30A + 37.870%	5.5000	07/25/33	15,629
179,061	Fannie Mae REMICS Series 2004-70 XJ(b),(e)		5.0000	10/25/34	23,778
133,419	Fannie Mae REMICS Series 2004-91 DS(b),(e)	-1*SOFR30A + 6.536%	2.3530	12/25/34	13,592
44,589	Fannie Mae REMICS Series 2005-87 SE(b),(e)	-1*SOFR30A + 5.936%	1.7530	10/25/35	3,955
76,248	Fannie Mae REMICS Series 2005-89 S(b),(e)	-1*SOFR30A + 6.586%	2.4030	10/25/35	6,533
116,443	Fannie Mae REMICS Series 2007-28 LS(b),(e)	-1*SOFR30A + 6.511%	2.3280	01/25/36	13,327
15,042	Fannie Mae REMICS Series 2006-8 WN(b),(e)	-1*SOFR30A + 6.586%	2.4030	03/25/36	1,454
30,239	Fannie Mae REMICS Series 2006-8 HL(b),(e)	-1*SOFR30A + 6.586%	2.4030	03/25/36	3,408
986,447	Fannie Mae REMICS Series 2007-18 BF(b),(e)	SOFR30A + 0.494%	4.6770	04/25/36	85,470
1,011,401	Fannie Mae REMICS Series 2007-28 CF(b),(e)	SOFR30A + 0.504%	4.6870	07/25/36	104,627
84,337	Fannie Mae REMICS Series 2006-101 SA(b),(e)	-1*SOFR30A + 6.466%	2.2830	10/25/36	10,743
87,525	Fannie Mae REMICS Series 2006-116 S(b),(e)	-1*SOFR30A + 6.486%	2.3030	12/25/36	8,844

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6% (Continued)
38,160	Fannie Mae REMICS Series 2006-125 SM(b),(e)	-1*SOFR30A + 7.086%	2.9030	01/25/37	$ 4,344
152,298	Fannie Mae REMICS Series 2007-36 SN(b),(e)	-1*SOFR30A + 6.656%	2.4730	04/25/37	15,684
547,409	Fannie Mae REMICS Series 2007-55 S(b),(e)	-1*SOFR30A + 6.646%	2.4630	06/25/37	19,791
65,859	Fannie Mae REMICS Series 2007-72 EK(b),(e)	-1*SOFR30A + 6.286%	2.1030	07/25/37	7,373
66,791	Fannie Mae REMICS Series 2007-66 AS(b),(e)	-1*SOFR30A + 6.486%	2.3030	07/25/37	6,287
461,539	Fannie Mae REMICS Series 2007-88 MI(b),(e)	-1*SOFR30A + 6.406%	2.2230	09/25/37	33,055
66,022	Fannie Mae REMICS Series 2007-106 SN(b),(e)	-1*SOFR30A + 6.296%	2.1130	11/25/37	6,604
142,954	Fannie Mae REMICS Series 2007-109 DI(b),(e)	-1*SOFR30A + 6.286%	2.1030	12/25/37	17,998
208,742	Fannie Mae REMICS Series 2007-117 SM(b),(e)	-1*SOFR30A + 6.186%	2.0030	01/25/38	21,138
3,836,962	Fannie Mae REMICS Series 2010-89 AI(b),(e)	-1*SOFR30A + 6.336%	0.1500	02/25/38	11,975
1,307,776	Fannie Mae REMICS Series 2008-58 SE(b),(e)	-1*SOFR30A + 5.886%	1.7030	07/25/38	136,337
208,543	Fannie Mae REMICS Series 2009-66 SH(b),(e)	-1*SOFR30A + 5.936%	1.7530	09/25/39	12,850
71,386	Fannie Mae REMICS Series 2009-112 ST(b),(e)	-1*SOFR30A + 6.136%	1.9530	01/25/40	7,607
58,551	Fannie Mae REMICS Series 2010-126 UI(e)		5.5000	10/25/40	5,406
208,488	Fannie Mae REMICS Series 2010-130 HI(e)		6.0000	11/25/40	38,394
279,451	Fannie Mae REMICS Series 2010-139 SA(b),(e)	-1*SOFR30A + 5.916%	1.7330	12/25/40	32,596
55,923	Fannie Mae REMICS Series 2011-11 PI(e)		4.0000	03/25/41	6,235
177,092	Fannie Mae REMICS Series 2017-87 KI(e)		5.0000	06/25/41	22,617
260,523	Fannie Mae REMICS Series 2011-96 SA(b),(e)	-1*SOFR30A + 6.436%	2.2530	10/25/41	22,560
1,463,734	Fannie Mae REMICS Series 2012-30 CI(e)		5.0000	10/25/41	141,956
1,157,385	Fannie Mae REMICS Series 2011-122 DS(b),(e)	-1*SOFR30A + 6.406%	2.2230	12/25/41	182,656
330,074	Fannie Mae REMICS Series 2012-68 NS(b),(e)	-1*SOFR30A + 6.586%	2.4030	03/25/42	14,883
603,032	Fannie Mae REMICS Series 2012-89 SA(b),(e)	-1*SOFR30A + 5.436%	1.2530	08/25/42	55,016
1,075,816	Fannie Mae REMICS Series 2012-103 TI(e)		5.0000	09/25/42	174,251
66,775	Fannie Mae REMICS Series 2014-68 IB(e)		4.5000	02/25/43	6,881
219,882	Fannie Mae REMICS Series 2013-103 JS(b),(e)	-1*SOFR30A + 5.886%	1.7030	10/25/43	22,334
249,840	Fannie Mae REMICS Series 2014-38 QI(e)		5.5000	12/25/43	36,247
808,290	Fannie Mae REMICS Series 2014-87 MS(b),(e)	-1*SOFR30A + 6.136%	1.9530	01/25/45	89,817
160,475	Fannie Mae REMICS Series 2015-33 OI(e)		5.0000	06/25/45	17,670
343,744	Fannie Mae REMICS Series 2016-39 LS(b),(e)	-1*SOFR30A + 5.886%	1.7030	07/25/46	41,745
1,162,487	Fannie Mae REMICS Series 2017-97 SW(b),(e)	-1*SOFR30A + 6.086%	1.9030	12/25/47	150,270
811,959	Fannie Mae REMICS Series 2017-108 SA(b),(e)	-1*SOFR30A + 6.036%	1.8530	01/25/48	100,466
2,237,719	Fannie Mae REMICS Series 2018-54 SA(b),(e)	-1*SOFR30A + 6.136%	1.9530	08/25/48	224,284
346,236	Fannie Mae REMICS Series 2018-58 IO(e)		5.5000	08/25/48	49,576
96,041	Fannie Mae REMICS Series 2018-74 MI(e)		4.5000	10/25/48	18,811

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6% (Continued)
343,394	Fannie Mae REMICS Series 2019-41 SB(b),(e)	-1*SOFR30A + 5.936%	1.7530	08/25/49	$ 42,297
941,204	Fannie Mae REMICS Series 2020-10 S(b),(e)	-1*SOFR30A + 5.936%	1.7530	05/25/59	115,180
55,438	Freddie Mac REMICS Series 2367 SG(b),(e)	-1*SOFR30A + 7.766%	3.5320	06/15/31	5,285
571,581	Freddie Mac REMICS Series 5112 IB(e)		6.5000	05/15/32	61,340
48,628	Freddie Mac REMICS Series 2444 TI(b),(e)		6.5000	05/15/32	5,486
137,920	Freddie Mac REMICS Series 2463 SB(b),(e)	-1*SOFR30A + 7.886%	3.6520	06/15/32	13,189
19,068	Freddie Mac REMICS Series 2524 SX(b),(e)	-1*SOFR30A + 7.786%	3.5520	11/15/32	1,856
31,913	Freddie Mac REMICS Series 2616 SC(b),(e)	-1*SOFR30A + 7.886%	3.6520	12/15/32	2,792
408,692	Freddie Mac REMICS Series 2802 SI(b),(e)	-1*SOFR30A + 5.886%	1.6520	05/15/34	31,704
190,800	Freddie Mac REMICS Series 2980 SL(b),(e)	-1*SOFR30A + 6.586%	2.3520	11/15/34	18,741
194,125	Freddie Mac REMICS Series 2950 SN(b),(e)	-1*SOFR30A + 5.936%	1.7020	03/15/35	9,923
534,704	Freddie Mac REMICS Series 3055 MS(b),(e)	-1*SOFR30A + 6.486%	2.2520	10/15/35	63,001
38,181	Freddie Mac REMICS Series 3117 JS(b),(e)	-1*SOFR30A + 6.586%	2.3520	02/15/36	4,051
148,023	Freddie Mac REMICS Series 3149 SM(b),(e)	-1*SOFR30A + 6.536%	2.3020	05/15/36	14,168
74,096	Freddie Mac REMICS Series 3239 SI(b),(e)	-1*SOFR30A + 6.536%	2.3020	11/15/36	8,311
165,246	Freddie Mac REMICS Series 3303 SG(b),(e)	-1*SOFR30A + 5.986%	1.7520	04/15/37	12,065
155,943	Freddie Mac REMICS Series 3355 BI(b),(e)	-1*SOFR30A + 5.936%	1.7020	08/15/37	14,995
146,428	Freddie Mac REMICS Series 3368 AI(b),(e)	-1*SOFR30A + 5.916%	1.6820	09/15/37	11,653
71,844	Freddie Mac REMICS Series 4340 TI(e)		5.5000	07/15/39	2,252
116,979	Freddie Mac REMICS Series 3572 VS(b),(e)	-1*SOFR30A + 6.616%	2.3820	09/15/39	13,669
95,341	Freddie Mac REMICS Series 4451 DI(e)		3.5000	10/15/39	2,116
1,565,354	Freddie Mac REMICS Series 3652 CS(b),(e)	-1*SOFR30A + 6.436%	2.2020	03/15/40	205,749
120,068	Freddie Mac REMICS Series 3758 S(b),(e)	-1*SOFR30A + 5.916%	1.6820	11/15/40	11,309
219,038	Freddie Mac REMICS Series 3935 SH(b),(e)	-1*SOFR30A + 6.486%	2.2520	12/15/40	2,901
102,250	Freddie Mac REMICS Series 4139 PO(f)		2.2300	08/15/42	70,385
111,887	Freddie Mac REMICS Series 4091 TS(b),(e)	-1*SOFR30A + 6.436%	2.2020	08/15/42	17,147
313,392	Freddie Mac REMICS Series 4471 JI(e)		4.5000	09/15/43	52,079
883,187	Freddie Mac REMICS Series 4995 KI(e)		5.5000	12/25/43	131,868
153,444	Freddie Mac REMICS Series 4456 IA(e)		4.0000	03/15/45	24,503
6,095,769	Freddie Mac REMICS Series 4583 TI(b),(e)	-1*SOFR30A + 5.986%	0.1000	05/15/46	15,457
193,535	Freddie Mac REMICS Series 4583 ST(b),(e)	-1*SOFR30A + 5.886%	1.6520	05/15/46	21,329
322,163	Freddie Mac REMICS Series 4618 SA(b),(e)	-1*SOFR30A + 5.886%	1.6520	09/15/46	39,758
616,431	Freddie Mac REMICS Series 5007 SK(b),(e)	-1*SOFR30A + 5.986%	1.8030	08/25/50	88,751
474,089	Freddie Mac REMICS Series 5136 IJ(e)		2.5000	02/25/51	56,369
779,341	Freddie Mac REMICS Series 5086 HI(e)		4.5000	03/25/51	169,348

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6% (Continued)
862,846	Freddie Mac REMICS Series 5174 NI(e)		3.5000	12/25/51	$ 150,454
197,206	Freddie Mac REMICS Series 4291 MS(b),(e)	-1*SOFR30A + 5.786%	1.5520	01/15/54	20,535
70,049	Freddie Mac Strips Series 221 IO(e)		7.0000	03/15/32	10,100
2,425,687	Freddie Mac Strips Series 324 C17(e)		3.5000	12/15/33	202,978
195,541	Freddie Mac Strips Series 238 8(e)		5.0000	04/15/36	30,610
217,897	Freddie Mac Strips Series 240 IO(e)		5.5000	07/15/36	37,676
38,743	Freddie Mac Strips Series 239 IO(e)		6.0000	08/15/36	6,730
316,223	Freddie Mac Strips Series 247 24(e)		5.0000	09/15/36	45,152
536,695	Freddie Mac Strips Series 244 IO(e)		5.5000	12/15/36	76,172
265,261	Freddie Mac Strips Series 303 105(b),(e)		4.0000	01/15/43	35,539
959,303	Freddie Mac Strips Series 324 C24(e)		5.0000	12/15/43	200,269
544,463	Freddie Mac Strips Series 365 121(b),(e)		4.0000	10/15/47	75,983
510,613	Freddie Mac Strips Series 365 C10(e)		3.5000	06/15/49	104,313
843,062	Freddie Mac Strips Series 367 116(b),(e)		3.5000	06/15/50	124,031
413,351	Government National Mortgage Association Series 2021-78 QI(e)		5.0000	05/20/34	28,820
271,799	Government National Mortgage Association Series 2004-46 S(b),(e)	-1*TSFR1M + 6.986%	2.9540	06/20/34	9,962
19,621	Government National Mortgage Association Series 2004-106 HW(b)	-5*TSFR1M + 26.928%	6.7680	12/16/34	22,397
92,501	Government National Mortgage Association Series 2007-40 SW(b),(e)	-1*TSFR1M + 4.066%	0.0340	07/20/37	504
109,433	Government National Mortgage Association Series 2008-2 SM(b),(e)	-1*TSFR1M + 6.386%	2.3540	01/16/38	9,301
64,012	Government National Mortgage Association Series 2008-6 SD(b),(e)	-1*TSFR1M + 6.346%	2.3140	02/20/38	349
832,357	Government National Mortgage Association Series 2008-15 CI(b),(e)	-1*TSFR1M + 6.376%	2.3440	02/20/38	16,442
100,429	Government National Mortgage Association Series 2008-27 SI(b),(e)	-1*TSFR1M + 6.356%	2.3240	03/20/38	1,814
82,340	Government National Mortgage Association Series 2008-36 SB(b),(e)	-1*TSFR1M + 6.156%	2.1240	04/20/38	414
127,027	Government National Mortgage Association Series 2008-51 SE(b),(e)	-1*TSFR1M + 6.136%	2.1040	06/16/38	9,405
102,411	Government National Mortgage Association Series 2008-51 SC(b),(e)	-1*TSFR1M + 6.136%	2.1040	06/20/38	7,201
49,623	Government National Mortgage Association Series 2008-95 DS(b),(e)	-1*TSFR1M + 7.186%	3.1540	12/20/38	358
85,182	Government National Mortgage Association Series 2009-43 SA(b),(e)	-1*TSFR1M + 5.836%	1.8040	06/20/39	3,819
305,683	Government National Mortgage Association Series 2013-170 ID(b),(e)		3.0810	02/20/40	22,897
58,952	Government National Mortgage Association Series 2010-113 BS(b),(e)	-1*TSFR1M + 5.886%	1.8540	09/20/40	7,625
890,980	Government National Mortgage Association Series 2010-133 SB(b),(e)	-1*TSFR1M + 5.906%	1.8740	10/16/40	120,319
103,066	Government National Mortgage Association Series 2010-152 SA(b),(e)	-1*TSFR1M + 5.936%	1.9040	11/16/40	12,137
175,643	Government National Mortgage Association Series 2012-77 DI(e)		4.0000	01/20/41	6,055
105,245	Government National Mortgage Association Series 2012-69 QI(e)		4.0000	03/16/41	10,622
259,705	Government National Mortgage Association Series 2011-148 SN(b),(e)	-1*TSFR1M + 6.576%	2.5440	11/16/41	36,061
877,617	Government National Mortgage Association Series 2013-4 ID(e)		5.5000	05/16/42	155,440

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6% (Continued)
724,931	Government National Mortgage Association Series 2012-126 IO(e)		3.5000	10/20/42	$ 101,844
100,165	Government National Mortgage Association Series 2013-5 BI(e)		3.5000	01/20/43	15,574
129,526	Government National Mortgage Association Series 2013-53 OI(e)		3.5000	04/20/43	15,926
638,988	Government National Mortgage Association Series 2015-179 BI(e)		4.0000	08/20/43	36,287
73,583	Government National Mortgage Association Series 2013-181 SA(b),(e)	TSFR1M + 5.986%	1.9540	11/20/43	8,305
156,151	Government National Mortgage Association Series 2014-58 SA(b),(e)	TSFR1M + 5.986%	1.9540	04/20/44	18,314
268,289	Government National Mortgage Association Series 2014-91 SB(b),(e)	TSFR1M + 5.486%	1.4540	06/16/44	21,479
49,844	Government National Mortgage Association Series 2016-81 IM(e)		4.0000	10/20/44	2,529
1,169,948	Government National Mortgage Association Series 2014-146 EI(e)		5.0000	10/20/44	245,358
865,356	Government National Mortgage Association Series 2017-56 IE(e)		4.0000	11/20/44	66,554
452,008	Government National Mortgage Association Series 2019-22 SA(b),(e)	TSFR1M + 5.486%	1.4540	02/20/45	40,916
235,733	Government National Mortgage Association Series 2015-36 MI(e)		5.5000	03/20/45	36,200
389,654	Government National Mortgage Association Series 2015-64 SG(b),(e)	TSFR1M + 5.486%	1.4540	05/20/45	39,923
61,538	Government National Mortgage Association Series 2016-27 IA(e)		4.0000	06/20/45	8,265
169,406	Government National Mortgage Association Series 2017-99 DI(e)		4.0000	07/20/45	6,544
446,087	Government National Mortgage Association Series 2015-144 SA(b),(e)	TSFR1M + 6.086%	2.0540	10/20/45	58,459
260,172	Government National Mortgage Association Series 2016-84 IG(e)		4.5000	11/16/45	50,719
383,660	Government National Mortgage Association Series 2016-4 SM(b),(e)	TSFR1M + 5.536%	1.5040	01/20/46	33,004
166,895	Government National Mortgage Association Series 2016-9 SA(b),(e)	TSFR1M + 5.986%	1.9540	01/20/46	19,931
801,958	Government National Mortgage Association Series 2016-121 JS(b),(e)	TSFR1M + 5.986%	1.9540	09/20/46	113,471
159,885	Government National Mortgage Association Series 2016-145 UI(e)		3.5000	10/20/46	27,893
145,421	Government National Mortgage Association Series 2017-68 CI(e)		5.5000	05/16/47	26,113
263,781	Government National Mortgage Association Series 2018-8 IO(e)		4.0000	01/20/48	58,560
16,201,686	Government National Mortgage Association Series 2020-86 TK(b),(e)	TSFR1M + 6.086%	0.1500	08/20/48	81,441
149,347	Government National Mortgage Association Series 2018-120 JI(e)		5.5000	09/20/48	21,481
226,651	Government National Mortgage Association Series 2018-154 IT(e)		5.5000	10/20/48	41,352
415,065	Government National Mortgage Association Series 2019-6 SA(b),(e)	TSFR1M + 5.936%	1.9040	01/20/49	48,422
1,187,870	Government National Mortgage Association Series 2020-47 MI(e)		3.5000	04/20/50	220,046
558,201	Government National Mortgage Association Series 2020-167 NS(b),(e)	TSFR1M + 6.186%	2.1540	11/20/50	82,950
1,575,470	Government National Mortgage Association Series H16 CI(b),(e)		1.9000	10/20/69	64,246
					7,779,862
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,025,339)				7,779,862

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.9%
	ASSET MANAGEMENT — 4.8%
2,000,000	Ares Capital Corporation		5.5000	09/01/30	$ 2,015,672
2,098,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	2,084,723
2,133,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	2,126,055
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	598,998
275,000	FS KKR Capital Corporation		2.6250	01/15/27	265,727
625,000	FS KKR Capital Corporation		3.2500	07/15/27	600,146
243,000	FS KKR Capital Corporation		3.1250	10/12/28	224,631
378,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	378,556
					8,294,508
	AUTOMOTIVE — 9.8%
583,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	582,770
500,000	Ford Motor Credit Company, LLC		4.5420	08/01/26	499,055
375,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	369,698
300,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	300,342
812,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	801,958
225,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	228,947
500,000	Ford Motor Credit Company, LLC		4.8500	11/20/29	490,804
1,415,000	Ford Motor Credit Company, LLC		5.5000	02/20/30	1,410,338
500,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	469,038
500,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	497,040
2,347,000	General Motors Financial Company, Inc.(b)	H15T5Y + 4.997%	5.7000	Perpetual	2,357,871
723,000	Nissan Motor Acceptance Company, LLC		2.0000	03/09/26	714,475
2,262,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	2,192,898
837,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	834,083
1,205,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	1,131,790
535,000	Nissan Motor Acceptance Company, LLC(a)		2.4500	09/15/28	491,451
600,000	Nissan Motor Acceptance Company, LLC(a)		5.5500	09/13/29	597,008
1,300,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	1,284,672
500,000	Volkswagen Group of America Finance, LLC(a)		5.4000	03/20/26	501,820
500,000	Volkswagen Group of America Finance, LLC(a)		5.6500	09/12/28	515,535
500,000	Volkswagen Group of America Finance, LLC(a)		4.7500	11/13/28	503,927
					16,775,520

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.9% (Continued)
	BANKING — 16.6%
1,585,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	$ 1,562,302
2,050,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	1,977,446
500,000	Barclays plc		4.8360	05/09/28	502,721
2,000,000	BNP Paribas S.A.(b)	H15T5Y + 4.899%	7.7500	Perpetual	2,109,628
2,870,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	2,820,264
1,500,000	Citigroup, Inc.(b)	H15T5Y + 3.417%	3.8750	Perpetual	1,492,359
3,448,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	3,392,041
1,326,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	1,308,954
1,000,000	Credit Agricole S.A.(b)	H15T5Y + 3.237%	4.7500	Perpetual	962,876
2,000,000	Deutsche Bank A.G.(b)	USISOA05 + 4.358%	8.1300	Perpetual	2,133,934
1,000,000	KeyBank NA		6.9500	02/01/28	1,055,110
1,270,000	KeyCorporation(b)	US0003M + 3.606%	5.0000	Perpetual	1,261,512
200,000	Lloyds Banking Group plc		4.5820	12/10/25	200,040
2,047,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	1,978,524
1,365,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	1,327,194
352,000	Royal Bank of Canada(b)	SOFRRATE + 7.450%	8.5000	02/28/39	356,403
525,000	Societe Generale S.A.(a)		4.2500	08/19/26	523,871
500,000	Societe Generale S.A.(a),(b)	H15T1Y + 1.300%	2.7970	01/19/28	490,388
1,000,000	Societe Generale S.A.(b)	H15T5Y + 4.514%	5.3750	Perpetual	950,860
2,045,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	2,048,043
					28,454,470
	BIOTECH & PHARMA — 2.1%
250,000	Teva Pharmaceutical Finance Netherlands II BV		5.7500	12/01/30	258,636
1,113,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	1,096,570
1,800,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	1,801,936
500,000	Teva Pharmaceutical Finance Netherlands III BV		6.7500	03/01/28	519,938
					3,677,080
	COMMERCIAL SUPPORT SERVICES — 0.7%
1,150,000	Aramark Services, Inc.(a)		5.0000	02/01/28	1,149,743

	ELECTRIC UTILITIES — 6.8%
2,050,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	1,996,368
1,110,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	1,166,134
1,000,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	985,349

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.9% (Continued)
	ELECTRIC UTILITIES — 6.8% (Continued)
1,122,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	$ 1,082,688
4,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	4,633,840
490,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	479,099
1,250,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	1,237,425
					11,580,903
	ENTERTAINMENT CONTENT — 0.5%
1,000,000	Univision Communications, Inc.(a)		4.5000	05/01/29	940,366

	HEALTH CARE FACILITIES & SERVICES — 0.5%
813,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	801,832

	LEISURE FACILITIES & SERVICES — 5.0%
577,000	Boyd Gaming Corporation		4.7500	12/01/27	575,205
1,187,000	Caesars Entertainment, Inc.(a)		4.6250	10/15/29	1,117,387
1,000,000	Carnival Corporation(a)		4.0000	08/01/28	984,562
837,000	International Game Technology plc(a)		6.2500	01/15/27	846,000
1,000,000	International Game Technology plc(a)		5.2500	01/15/29	997,792
175,000	Light & Wonder International Inc(a)		7.5000	09/01/31	181,782
1,309,000	Penn Entertainment Inc(a)		5.6250	01/15/27	1,308,419
605,000	Penn National Gaming, Inc.(a)		4.1250	07/01/29	563,947
667,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	684,726
1,300,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,278,516
					8,538,336
	OIL & GAS PRODUCERS — 1.0%
675,000	Enbridge, Inc.(b)	TSFR3M + 3.680%	5.5000	07/15/77	673,655
980,000	Enbridge, Inc.(b)	US0003M + 3.641%	6.2500	03/01/78	991,536
					1,665,191
	REAL ESTATE INVESTMENT TRUSTS — 0.8%
166,000	MGM Growth Properties Operating Partnership, L.P.		5.7500	02/01/27	168,014
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.2500	12/01/26	498,893
725,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.1250	08/15/30	700,945
					1,367,852

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.9% (Continued)
	SPECIALTY FINANCE — 6.4%
2,436,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	Perpetual	$ 2,412,688
771,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	Perpetual	742,716
500,000	Ally Financial, Inc.		5.7500	11/20/25	499,907
250,000	Ally Financial, Inc.		6.0000	07/15/29	251,121
2,432,000	Ally Financial, Inc. Series B(b)	H15T5Y + 3.868%	4.7000	Perpetual	2,385,322
993,000	American Express Company(b)	H15T5Y + 2.854%	3.5500	Perpetual	975,787
250,000	Aviation Capital Group, LLC(a)		1.9500	01/30/26	248,422
848,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	835,106
1,338,000	Capital One Financial Corporation(b)	TSFR3M + 3.338%	5.5000	Perpetual	1,340,040
500,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.2700	12/21/65	417,602
310,000	OneMain Finance Corporation		3.5000	01/15/27	305,105
250,000	OneMain Finance Corporation		5.3750	11/15/29	248,223
250,000	Synchrony Financial		3.7000	08/04/26	248,784
					10,910,823
	TRANSPORTATION & LOGISTICS — 0.9%
1,173,000	Air Canada(a)		3.8750	08/15/26	1,164,766
380,000	United Airlines, Inc.(a)		4.3750	04/15/26	379,471
					1,544,237
	TOTAL CORPORATE BONDS (Cost $94,536,979)				95,700,861

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 6.7%
	ASSET MANAGEMENT — 0.9%
1,550,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.168%	4.0000	Perpetual	1,537,768

	BANKING — 1.2%
1,000,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	8.2714	Perpetual	1,026,440
1,000,000	Wells Fargo & Company(b)	H15T5Y + 3.453%	3.9000	Perpetual	994,054
					2,020,494
	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
1,669,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	1,661,935
2,121,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 2.915%	3.6500	Perpetual	2,086,262
					3,748,197

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 6.7% (Continued)
	OIL & GAS PRODUCERS — 2.4%
4,046,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	$ 4,068,706

	TOTAL PREFERRED STOCK (Cost $11,191,763)				11,375,165

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 9.9%
	COMMERCIAL SUPPORT SERVICES — 1.4%
876,858	Aramark Services, Inc.(b)	TSFR1M + 1.750%	5.7150	04/06/28	879,234
1,442,893	Aramark Services, Inc.(b)	TSFR1M + 2.000%	6.3110	06/24/30	1,447,626
					2,326,860
	LEISURE FACILITIES & SERVICES — 4.0%
1,985,031	Restaurant Brands(b)	TSFR1M + 1.750%	5.7150	09/23/30	1,982,024
2,479,950	Caesars Entertainment, Inc.(b)	TSFR1M + 2.250%	6.2150	02/06/31	2,462,900
985,678	Light & Wonder International, Inc.(b)	TSFR1M + 2.250%	6.2870	04/16/29	989,990
494,885	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	6.4650	05/03/29	496,417
994,962	Six Flags Entertainment Corporation(b)	TSFR1M + 2.000%	5.9650	05/01/31	990,609
					6,921,940
	RETAIL - DISCRETIONARY — 1.1%
1,937,591	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	7.2150	01/16/32	1,940,013

	SEMICONDUCTORS — 0.6%
968,281	MKS Instruments, Inc.(b)	TSFR1M + 2.000%	5.9770	08/17/29	971,656

	TRANSPORTATION & LOGISTICS — 2.8%
1,144,250	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	6.5750	04/20/28	1,146,853
1,970,000	Air Canada(b)	TSFR1M + 2.000%	5.9650	03/21/31	1,977,141
1,653,216	United Airlines, Inc.(b)	TSFR1M + 2.000%	6.1960	02/24/31	1,659,862
					4,783,856
	TOTAL TERM LOANS (Cost $16,987,006)				16,944,325

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.5%
	U.S. TREASURY BILLS — 3.5%
6,000,000	United States Treasury Bill(f)		3.7400	03/05/26	$ 5,924,085

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,923,415)				5,924,085

	TOTAL INVESTMENTS - 97.9% (Cost $169,277,074)				$ 167,278,891
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%				3,671,841
	NET ASSETS - 100.0%				$ 170,950,732

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(g)	Value and Unrealized Appreciation
20	CBOT 10 Year US Treasury Note	Interactive Brokers	12/19/2025	$ 2,253,438	$ 12,188
20	CBOT 5 Year US Treasury Note	Interactive Brokers	12/31/2025	2,184,219	2,188
20	CBOT US Treasury Bond Futures	Interactive Brokers	12/19/2025	2,346,249	58,124
	TOTAL FUTURES CONTRACTS				$ 72,500

A.G.	- Aktiengesellschaft
CLO	- Collateralized Loan Obligation
CBOT	- Chicago Board of Trade
LLC	- Limited Liability Company
L.P.	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFR	United States SOFR Secured Overnight Financing Index
SOFRINDX	United States SOFR Secured Overnight Financing Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $61,297,422 or 35.9% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2025.
(e)	Interest only securities.
(f)	Zero coupon bond.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.